Loans Receivable and Allowance for Loan Losses (Details 7) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012 Loans	Mar. 31, 2011 Loans
Troubled debt restructurings by class
Number of Loans	3	4
Pre-restructuring Outstanding Recorded Investment	$ 586	$ 937
Post-restructuring Outstanding Recorded Investment	$ 596	$ 694